INCOME TAXES - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 230,537
Deferred	(119,370)	$ (389,814)
State
Current	63,893
Deferred	(133,358)
Change in valuation allowance	841,627	$ 389,814
Income tax provision	883,329
Provision for income taxes	$ 883,329